Financial Instruments and Financial Risk Management (Details Narrative) $ in Thousands			1 Months Ended					12 Months Ended
	Jul. 07, 2020 USD ($)	Sep. 20, 2019 USD ($)	Jan. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) Period	Dec. 31, 2019 USD ($) Period
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transaction costs	$ 1,420	$ 786		$ 24,933	$ 24,933	$ 24,933	$ 24,933	$ 2,767	$ 795
Foreign exchange risk, description								The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Euro. As at December 31, 2020, if the US dollar had increased or decreased by 10% against the Euro, with all variables held constant, net loss for the year ended December 31, 2020 would have been lower or higher by approximately $110 (net loss for 2019 - $841).
Foreign exchange risk exposure								$ 110	$ 841
Germany [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from cash received								6,109
Germany [Member] | Non-adjusting Events After Reporting Period [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from cash received			$ 1,083
Germany [Member] | EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from cash received								$ 5,000
Germany [Member] | EUR [Member] | Non-adjusting Events After Reporting Period [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from cash received			$ 1,000
Trade and Other Current Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, number of counterparties | Period								3	4
Trade and Other Current Receivables [Member] | Credit Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables								$ 1,245	$ 265
Trade and Other Current Receivables [Member] | Credit Risk [Member] | Financial Assets Past Due but Not Impaired [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade accounts receivables								$ 55	$ 55